Voya Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.6%
2,517	iShares 20+ Year Treasury Bond ETF	$360,132	1.0
4,381	iShares S&P SmallCap 600 Index Fund	341,017	1.0
32,915	Schwab U.S. TIPS ETF	1,868,256	5.3
4,685	Vanguard Real Estate ETF	436,876	1.3

	Total Exchange-Traded Funds
	(Cost $2,865,382)	3,006,281	8.6

MUTUAL FUNDS: 91.4%
	Affiliated Investment Companies: 91.4%
110,756	Voya Floating Rate Fund - Class I	1,051,079	3.0
107,477	Voya Global Bond Fund - Class R6	1,039,300	3.0
516,830	Voya Intermediate Bond Fund - Class R6	5,395,701	15.4
110,715	Voya Large Cap Value Fund - Class R6	1,423,799	4.1
41,301	Voya Large-Cap Growth Fund - Class R6	1,901,476	5.4
19,789	Voya MidCap Opportunities Portfolio - Class I	257,065	0.7
52,315	Voya Multi-Manager Emerging Markets Equity Fund - Class I	624,120	1.8
268,532	Voya Multi-Manager International Factors Fund - Class I	2,510,771	7.2
27,152	Voya Multi-Manager Mid Cap Value Fund - Class I	273,145	0.8
388,625	Voya Short Term Bond Fund - Class R6	3,835,733	11.0
212,364	Voya Strategic Income Opportunities Fund - Class R6	2,189,474	6.3
62,873	Voya U.S. Bond Index Portfolio - Class I	689,712	2.0
124,086	Voya U.S. High Dividend Low Volatility Fund - Class R6	1,525,016	4.4
129,490	Voya U.S. Stock Index Portfolio - Class I	2,043,352	5.8
262,982	VY BrandywineGLOBAL - Bond Portfolio - Class I	2,748,162	7.8
123,612	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,490,808	10.0
11,465	VY® T. Rowe Price Growth Equity Portfolio - Class I	946,989	2.7

	Total Mutual Funds
	(Cost $31,407,208)	31,945,702	91.4

	Total Investments in Securities (Cost $34,272,590)	$34,951,983	100.0
	Assets in Excess of Other Liabilities	5,433	0.0
	Net Assets	$34,957,416	100.0

Voya Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,006,281	$–	$–	$3,006,281
Mutual Funds	31,945,702	–	–	31,945,702
Total Investments, at fair value	$34,951,983	$–	$–	$34,951,983

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$1,687,515	$369,126	$(1,056,971)	$51,409	$1,051,079	$44,363	$(28,537)	$-
Voya Global Bond Fund - Class R6	1,014,325	350,025	(354,718)	29,668	1,039,300	26,936	6,499	-
Voya Intermediate Bond Fund - Class R6	3,032,956	5,163,257	(3,031,313)	230,801	5,395,701	119,729	67,119	-
Voya International Index Portfolio - Class I	673,424	43,261	(807,820)	91,135	-	-	(38,547)	-
Voya Large Cap Value Fund - Class R6	1,356,555	442,935	(634,791)	259,100	1,423,799	14,481	(52,402)	-
Voya Large-Cap Growth Fund - Class R6	1,356,799	912,935	(709,653)	341,395	1,901,476	-	(56,730)	-
Voya MidCap Opportunities Portfolio - Class I	169,844	256,986	(172,958)	3,193	257,065	159	2,677	28,097
Voya Multi-Manager Emerging Markets Equity Fund - Class I	844,188	465,189	(787,672)	102,415	624,120	-	(4,418)	-
Voya Multi-Manager International Equity Fund - Class I	1,013,081	86,482	(1,279,454)	179,891	-	-	(34,854)	-
Voya Multi-Manager International Factors Fund - Class I	1,685,924	1,798,571	(1,261,146)	287,422	2,510,771	-	(121,972)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	169,241	253,469	(192,781)	43,216	273,145	-	(12,741)	-
Voya Short Term Bond Fund - Class R6	2,444,023	2,602,976	(1,283,592)	72,326	3,835,733	52,802	(8,550)	-
Voya Small Company Portfolio - Class I	338,976	28,827	(459,692)	91,889	-	-	(32,091)	-
Voya Strategic Income Opportunities Fund - Class R6	-	2,560,834	(387,811)	16,451	2,189,474	42,270	2,442	-
Voya U.S. Bond Index Portfolio - Class I	3,703,160	1,299,673	(4,299,056)	(14,065)	689,712	31,032	104,959	-
Voya U.S. High Dividend Low Volatility Fund - Class I	1,355,218	626,908	(2,111,447)	129,321	-	14,393	18,967	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	-	1,435,443	(93)	89,666	1,525,016	-	8	-
Voya U.S. Stock Index Portfolio - Class I	1,372,708	2,775,308	(2,278,839)	174,175	2,043,352	5,186	32,228	104,455
VY® Goldman Sachs Bond Portfolio - Class I	2,943,397	1,179,233	(1,554,760)	180,292	2,748,162	50,094	7,036	-
VY® Invesco Comstock Portfolio - Class I	687,958	57,654	(817,414)	71,802	-	-	34,444	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,460,205	1,042,126	(1,345,970)	334,447	3,490,808	11,610	59,911	165,911
VY® T. Rowe Price Growth Equity Portfolio - Class I	678,243	844,686	(615,355)	39,415	946,989	1,665	(14,628)	96,271
	$29,987,740	$24,595,903	$(25,443,305)	$2,805,364	$31,945,702	$414,720	$(69,179)	$394,733

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $34,789,267.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$825,911
Gross Unrealized Depreciation	(663,195)

Net Unrealized Appreciation	$162,716